Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company	$ 45,000	$ 46,200	$ 46,300
Reserve for annuities issued	2,411,809	2,232,136
Ceded premium related to structured settlement annuities	10,600	11,054	11,481
Investments	6,095,981	5,922,804
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time	1,000,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued	1,420,000	1,420,000
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Reserve for annuities issued	559,500	574,900
Ceded premium related to structured settlement annuities	4,200	3,400	3,500
Carrying value of structured settlement reinsurance treaty	231,500	169,400
Investments	1,450
Allstate Distributors Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense	3	5	6
Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses	$ 317	$ 215	$ 259